Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 TransactionTwo	Dec. 31, 2011 TransactionTwo Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Transaction One	Dec. 31, 2012 Transaction One Aviv Healthcare Properties Limited Partnership and Subsidiaries
Commitment And Contingencies [Line Items]
Obligation for fees			$ 2,300,000	$ 2,300,000	$ 1,400,000	$ 1,400,000
Indemnity expense	2,200,000	2,200,000			756,000	756,000
Obligation paid			1,800,000	1,800,000
Accrued as a component of other liabilities			$ 500,000	$ 500,000